SHORT-TERM INVESTMENTS (Details) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Short-term Investments [Abstract]
Maturing within one year	$ 23,167,933	$ 46,654,007
Maturing within three years	13,572,204	14,732,844
Maturing within five years	113,101,701	122,773,704
Short-term investment	$ 149,841,838	$ 184,160,555